Investments in Marketable Debt Securities, Available-for-Sale (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost, gross unrealized gains/losses in accumulated other comprehensive loss and fair value of marketable securities, available-for-sale
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments:
Corporate debt security	$71,406	$—	$(57)	$71,349
U.S. treasuries	3,415	—	(7)	3,408
Asset-backed security and other	2,555	—	(4)	2,551
Non-U.S. government and supranational bonds	16,405	1	(19)	16,387
Certificate of deposit	1,001	—	—	1,001
	$94,782	$1	$(87)	$94,696
Long-term investments:
Corporate debt security	$42,703	$—	$(246)	$42,457
U.S. treasuries	2,201	—	(5)	2,196
Asset-backed security and other	5,438	—	(28)	5,410
Non-U.S. government and supranational bonds	3,769	—	(16)	3,753
Certificate of deposit	1,000	—	—	1,000
	$55,111	$—	$(295)	$54,816

Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position
	Less than 12 months		12 months or greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt security	$113,806	$(303)	$—	$—	$113,806	$(303)
US treasuries	5,604	(12)	—	—	5,604	(12)
Asset-backed security and other	7,961	(32)	—	—	7,961	(32)
Non-U.S. government and supranational bonds	20,140	(34)	—	—	20,140	(34)
Certificates of deposit	2,001	—	—	—	2,001	—
	$149,512	$(381)	$—	$—	$149,512	$(381)

Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position
	December 31, 2021	December 31, 2020
Gross realized gains	$—	$—
Gross realized losses	$(1)	$—

Schedule of amortized cost and fair value of marketable securities, available-for-sale, by contractual maturity
	Amortized Cost	Fair Value
Due in one year or less	$95	$95
Due after one year through five years	55	55
	$150	$150
Weighted average contractual maturity		0.8 years